Equipment - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 8,167
Property, plant and equipment at end of period	5,999	$ 8,167
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	56,000	56,000
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	56,000	56,000
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	47,833	44,835
Depreciation	2,168	2,998
Property, plant and equipment at end of period	50,001	47,833
Furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,816
Property, plant and equipment at end of period	2,253	2,816
Furniture and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	14,249	14,249
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	14,249	14,249
Furniture and Equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,433	10,729
Depreciation	563	704
Property, plant and equipment at end of period	11,996	11,433
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,351
Property, plant and equipment at end of period	3,746	5,351
Computer Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	41,751	41,751
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	41,751	41,751
Computer Equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	36,400	34,106
Depreciation	1,605	2,294
Property, plant and equipment at end of period	$ 38,005	$ 36,400